Leases - Subleases (Details) ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024 JPY (¥) building	Jun. 30, 2023 JPY (¥) building	Dec. 31, 2023 JPY (¥) building	Dec. 31, 2022 JPY (¥) building	Dec. 31, 2021 JPY (¥) building
Leases
Fixed sublease income	¥ 152,367	¥ 178,733	¥ 344,875	¥ 429,419	¥ 420,138
Variable sublease income	7,037	9,224	19,492	22,256	17,838
Total	¥ 159,404	¥ 187,957	¥ 364,367	¥ 451,675	¥ 437,976
Number of lease transactions classified as sale-type and direct financing leases | building	0	0	0	0	0
Year ending December 31:
2024 (remainder)	¥ 124,337		¥ 250,565
2025	206,660		180,614
2026	121,732		103,085
2027	49,417		46,203
2028	25,043		25,043
2029 and thereafter	21,340		21,340
Total	¥ 548,529		¥ 626,850